December 15, 1999

                         DREYFUS PREMIER BALANCED FUND

                            SUPPLEMENT TO PROSPECTUS

                             DATED AUGUST 16, 1999

      Effective December 31, 1999, the following information supplements and supersedes any contrary information contained in the sections of the Fund's Prospectus entitled "Your Investment - Account Policies" and "Your Investment - Services for Fund Investors."

      Right of Accumulation: lets you add the value of any shares in this fund, any other Dreyfus Premier fund, or any other fund that is advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, sold with a sales load (that you already own) to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

      Dreyfus Dividend Sweep: for automatically reinvesting the dividends and distributions from the fund into another Dreyfus fund or certain
Founders-advised funds (not available for IRAs).

      Dreyfus Auto-Exchange Privilege: for making regular exchanges from the fund into another Dreyfus fund or certain Founders-advised funds.

      Exchange Privilege: you can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds.

       342s1299

                                                              December 15, 1999

                   DREYFUS PREMIER LIMITED TERM INCOME FUND

                           SUPPLEMENT TO PROSPECTUS

                              DATED MARCH 1, 1999

      Effective December 31, 1999, the following information supplements and supersedes any contrary information contained in the sections of the Fund's Prospectus entitled "Your Investment - Account Policies" and "Your Investment - Services for Fund Investors."

      Right of Accumulation: lets you add the value of any shares in this fund, any other Dreyfus Premier fund, or any other fund that is advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, sold with a sales load (that you already own) to the amount of your next Class A investment for purposes of calculating the sales charge.

      Dreyfus Dividend Sweep: for automatically reinvesting the dividends and distributions from the fund into another Dreyfus fund or certain
Founders-advised funds (not available for IRAs).

      Dreyfus Auto-Exchange Privilege: for making regular exchanges from the fund into another Dreyfus fund or certain Founders-advised funds.

      Exchange Privilege: you can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund.

                                                                       345s1299

                                                         December 15, 1999


                          DREYFUS PREMIER BALANCED FUND
                    DREYFUS PREMIER LIMITED TERM INCOME FUND
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 16, 1999

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION ENTITLED "PURCHASE OF SHARES--RIGHT OF ACCUMULATION - CLASS A AND
CLASS T SHARES."

      Reduced sales loads apply to any purchase of Class A and Class T shares, shares of other funds in the Dreyfus Premier Family of Funds which are sold with a sales load, shares of certain other funds advised by Dreyfus or Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, which are sold with a sales load and shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more in the case of the Balanced Fund and $700,000 or more in the case of Limited Term Income Fund.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION ENTITLED "SHAREHOLDER SERVICES -- FUND EXCHANGES."

      You may purchase, in exchange for shares of a Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Balanced Fund, Class A shares of certain Dreyfus Premier fixed-income funds to the extent such shares are offered for sale in your state of residence.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION ENTITLED "SHAREHOLDER SERVICES -- DREYFUS AUTO-EXCHANGE
PRIVILEGE."

      Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of a Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Balanced Fund, Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION ENTITLED "SHAREHOLDER SERVICES -- DIVIDEND OPTIONS."

      Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from a Fund in shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Balanced Fund, in Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE EIGHTH PARAGRAPH CONTAINED IN THE SECTION OF THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION ENTITLED "PURCHASE OF SHARES -
CLASS A SHARES."

      Class A shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class A shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds, the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in certain funds in the Dreyfus Premier Family of Funds, certain funds in the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION OF THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION ENTITLED "PURCHASE OF SHARES CLASS T SHARES (BALANCED FUND ONLY)."

      Class T shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class T shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds, the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in funds in the Dreyfus Premier Family of Funds, certain funds in the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans.

                                                            December 15, 1999

                    DREYFUS PREMIER LARGE COMPANY STOCK FUND

                            SUPPLEMENT TO PROSPECTUS

                             DATED AUGUST 16, 1999

      Effective December 31, 1999, the following information supplements and supersedes any contrary information contained in the sections of the Fund's Prospectus entitled "Your Investment - Account Policies" and "Your Investment - Services for Fund Investors."

      Right of Accumulation: lets you add the value of any shares in this fund, any other Dreyfus Premier fund, or any other fund that is advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, sold with a sales load (that you already own) to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

      Dreyfus Dividend Sweep: for automatically reinvesting the dividends and distributions from the fund into another Dreyfus fund or certain
Founders-advised funds (not available for IRAs).

      Dreyfus Auto-Exchange Privilege: for making regular exchanges from the fund into another Dreyfus fund or certain Founders-advised funds.

      Exchange Privilege: you can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds.

       318s1299
                                                             December 15, 1999


                    DREYFUS PREMIER LARGE COMPANY STOCK FUND
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 16, 1999

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "PURCHASE OF SHARES--RIGHT OF ACCUMULATION - CLASS A AND
CLASS T SHARES."

      Reduced sales loads apply to any purchase of Class A and Class T shares, shares of other funds in the Dreyfus Premier Family of Funds which are sold with a sales load, shares of certain other funds advised by Dreyfus or Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, which are sold with a sales load and shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "SHAREHOLDER SERVICES -- FUND EXCHANGES."

      You may purchase, in exchange for shares of the Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Fund, Class A shares of certain Dreyfus Premier fixed-income funds, to the extent such shares are offered for sale in your state of residence.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "SHAREHOLDER SERVICES -- DREYFUS AUTO-EXCHANGE
PRIVILEGE."

      Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Fund, Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "SHAREHOLDER SERVICES -- DIVIDEND OPTIONS."

      Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Fund, in Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIFTH PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "PURCHASE OF SHARES -
CLASS A SHARES."

      Class A shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class A shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds, the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in certain funds in the Dreyfus Premier Family of Funds, certain funds in the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "PURCHASE OF SHARES -
CLASS T SHARES."

      Class T shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class T shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds, the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in funds in the Dreyfus Premier Family of Funds, certain funds in the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans.


                                                            December 15, 1999

                    DREYFUS PREMIER SMALL COMPANY STOCK FUND

                            SUPPLEMENT TO PROSPECTUS

                             DATED AUGUST 16, 1999

      Effective December 31, 1999, the following information supplements and supersedes any contrary information contained in the sections of the Fund's Prospectus entitled "Your Investment - Account Policies" and "Your Investment - Services for Fund Investors."

      Right of Accumulation: lets you add the value of any shares in this fund, any other Dreyfus Premier fund, or any other fund that is advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, sold with a sales load (that you already own) to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

      Dreyfus Dividend Sweep: for automatically reinvesting the dividends and distributions from the fund into another Dreyfus fund or certain
Founders-advised funds (not available for IRAs).

      Dreyfus Auto-Exchange Privilege: for making regular exchanges from the fund into another Dreyfus fund or certain Founders-advised funds.

      Exchange Privilege: you can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds.

       385s1299
                                                            December 15, 1999


                    DREYFUS PREMIER SMALL COMPANY STOCK FUND
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 16, 1999

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "PURCHASE OF SHARES--RIGHT OF ACCUMULATION - CLASS A AND
CLASS T SHARES."

      Reduced sales loads apply to any purchase of Class A and Class T shares, shares of other funds in the Dreyfus Premier Family of Funds which are sold with a sales load, shares of certain other funds advised by Dreyfus or Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, which are sold with a sales load and shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "SHAREHOLDER SERVICES -- FUND EXCHANGES."

      You may purchase, in exchange for shares of the Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Fund, Class A shares of certain Dreyfus Premier fixed-income funds, to the extent such shares are offered for sale in your state of residence.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "SHAREHOLDER SERVICES -- DREYFUS AUTO-EXCHANGE
PRIVILEGE."

      Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Fund, Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "SHAREHOLDER SERVICES -- DIVIDEND OPTIONS."

      Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Fund, in Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE SIXTH PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "PURCHASE OF SHARES -
CLASS A SHARES."

      Class A shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class A shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds, the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in certain funds in the Dreyfus Premier Family of Funds, certain funds in the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "PURCHASE OF SHARES -
CLASS T SHARES."

      Class T shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class T shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds, the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in funds in the Dreyfus Premier Family of Funds, certain funds in the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans.


                                                            December 15, 1999

                       DREYFUS PREMIER MIDCAP STOCK FUND

                            SUPPLEMENT TO PROSPECTUS

                             DATED AUGUST 16, 1999

      Effective December 31, 1999, the following information supplements and supersedes any contrary information contained in the sections of the Fund's Prospectus entitled "Your Investment - Account Policies" and "Your Investment - Services for Fund Investors."

      Right of Accumulation: lets you add the value of any shares in this fund, any other Dreyfus Premier fund, or any other fund that is advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, sold with a sales load (that you already own) to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

      Dreyfus Dividend Sweep: for automatically reinvesting the dividends and distributions from the fund into another Dreyfus fund or certain
Founders-advised funds (not available for IRAs).

      Dreyfus Auto-Exchange Privilege: for making regular exchanges from the fund into another Dreyfus fund or certain Founders-advised funds.

      Exchange Privilege: you can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds.

       330s1299
                                                       December 15, 1999


                        DREYFUS PREMIER MIDCAP STOCK FUND
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 16, 1999

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "PURCHASE OF SHARES--RIGHT OF ACCUMULATION - CLASS A AND
CLASS T SHARES."

      Reduced sales loads apply to any purchase of Class A and Class T shares, shares of other funds in the Dreyfus Premier Family of Funds which are sold with a sales load, shares of certain other funds advised by Dreyfus or Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, which are sold with a sales load and shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "SHAREHOLDER SERVICES -- FUND EXCHANGES."

      You may purchase, in exchange for shares of the Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Fund, Class A shares of certain Dreyfus Premier fixed-income funds, to the extent such shares are offered for sale in your state of residence.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "SHAREHOLDER SERVICES -- DREYFUS AUTO-EXCHANGE
PRIVILEGE."

      Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Fund, Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "SHAREHOLDER SERVICES -- DIVIDEND OPTIONS."

      Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Fund, in Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIFTH PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "PURCHASE OF SHARES -
CLASS A SHARES."

      Class A shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class A shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds, the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in certain funds in the Dreyfus Premier Family of Funds, certain funds in the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "PURCHASE OF SHARES -
CLASS T SHARES."

      Class T shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class T shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds, the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in funds in the Dreyfus Premier Family of Funds, certain funds in the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans.


                                                              December 15, 1999

                     DREYFUS PREMIER SMALL CAP VALUE FUND

                           SUPPLEMENT TO PROSPECTUS

                              DATED MARCH 1, 1999

      Effective December 31, 1999, the following information supplements and supersedes any contrary information contained in the sections of the Fund's Prospectus entitled "Your Investment - Account Policies" and "Your Investment - Services for Fund Investors."

      Right of Accumulation: lets you add the value of any shares in this fund, any other Dreyfus Premier fund, or any other fund that is advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, sold with a sales load (that you already own) to the amount of your next Class A investment for purposes of calculating the sales charge.

      Dreyfus Dividend Sweep: for automatically reinvesting the dividends and distributions from the fund into another Dreyfus fund or certain
Founders-advised funds (not available for IRAs).

      Dreyfus Auto-Exchange Privilege: for making regular exchanges from the fund into another Dreyfus fund or certain Founders-advised funds.

      Exchange Privilege: you can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund.

                                                                       148s1299
                                                            December 15, 1999


                      DREYFUS PREMIER SMALL CAP VALUE FUND
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 1999

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "PURCHASE OF SHARES--RIGHT OF ACCUMULATION - CLASS A
SHARES."

      Reduced sales loads apply to any purchase of Class A shares, shares of other funds in the Dreyfus Premier Family of Funds which are sold with a sales load, shares of certain other funds advised by Dreyfus or Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, which are sold with a sales load and shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "SHAREHOLDER SERVICES -- FUND EXCHANGES."

      You may purchase, in exchange for shares of the Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, to the extent such shares are offered for sale in your state of residence.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "SHAREHOLDER SERVICES -- DREYFUS AUTO-EXCHANGE
PRIVILEGE."

      Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, of which you are a shareholder.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "SHAREHOLDER SERVICES -- DIVIDEND OPTIONS."

      Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, of which you are a shareholder.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE SEVENTEENTH PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "PURCHASE OF SHARES."

      Class A shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class A shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds, the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in certain funds in the Dreyfus Premier Family of Funds, certain funds in the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans.


                                                              December 15, 1999

                    DREYFUS PREMIER TAX MANAGED GROWTH FUND

                            SUPPLEMENT TO PROSPECTUS

                               DATED JUNE 1, 1999

      Effective December 31, 1999, the following information supplements and supersedes any contrary information contained in the sections of the Fund's Prospectus entitled "Your Investment - Account Policies" and "Your Investment - Services for Fund Investors."

      Right of Accumulation: lets you add the value of any shares in this fund, any other Dreyfus Premier fund, or any other fund that is advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, sold with a sales load (that you already own) to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

      Dreyfus Dividend Sweep: for automatically reinvesting the dividends and distributions from the fund into another Dreyfus fund or certain
Founders-advised funds (not available for IRAs).

      Dreyfus Auto-Exchange Privilege: for making regular exchanges from the fund into another Dreyfus fund or certain Founders-advised funds.

      Exchange Privilege: you can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds.

       149s1299
                                                            December 15, 1999


                     DREYFUS PREMIER TAX MANAGED GROWTH FUND
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                               DATED JUNE 1, 1999


      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "PURCHASE OF SHARES--RIGHT OF ACCUMULATION - CLASS A AND
CLASS T SHARES."

      Reduced sales loads apply to any purchase of Class A and Class T shares, shares of other funds in the Dreyfus Premier Family of Funds which are sold with a sales load, shares of certain other funds advised by Dreyfus or Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, which are sold with a sales load and shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "SHAREHOLDER SERVICES -- FUND EXCHANGES."

      You may purchase, in exchange for shares of the Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Fund, Class A shares of such other funds, to the extent such shares are offered for sale in your state of residence.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "SHAREHOLDER SERVICES -- DREYFUS AUTO-EXCHANGE PRIVILEGE."

      Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Fund, Class A shares of such other funds, of which you are a shareholder.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "SHAREHOLDER SERVICES -- DIVIDEND OPTIONS."

      Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Fund, in Class A shares of such other funds, of which you are a shareholder.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FOURTH PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "PURCHASE OF SHARES -
CLASS A SHARES."

      Class A shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class A shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds, the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in certain funds in the Dreyfus Premier Family of Funds, certain funds in the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans.

      EFFECTIVE DECEMBER 31, 1999, THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "PURCHASE OF SHARES -
CLASS T SHARES."

      Class T shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class T shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds, the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in funds in the Dreyfus Premier Family of Funds, certain funds in the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans.